Variable Annuities Issued by Minnesota Life

Supplement dated May 1, 2021 to the following booklet dated May 1, 2021:

•             MultiOption ® Select Variable Annuity

Effective November 9, 2020, the Templeton Developing Markets VIP Fund’s investment adviser changed from Templeton Asset Management Ltd. to Franklin Templeton Investment Managed Limited.

Effective May 1, 2021, the SFT International Bond Fund’s investment sub-adviser is changing from Franklin Advisers, Inc. to Brandywine Global Investment Management, LLC.